SUPPLEMENT DATED MAY 1, 2012
to

PROSPECTUS DATED AUGUST 12, 2011
FOR SUN LIFE SOLUTIONS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT K

This supplement contains information about the Invesco Van Kampen Mid Cap Value Fund that is available under your Contract.

On or about July 15, 2012, Invesco Van Kampen Mid Cap Value Fund will change its name to the Invesco Van Kampen American Value Fund.

Please retain this supplement with your prospectus for future reference.

Sun Life Solutions (US) 5/2012